Annual Total Returns- Janus Henderson Emerging Markets Managed Volatility Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Emerging Markets Managed Volatility Fund - Class I	2015	2016	2017	2018	2019
Total	(9.93%)	1.36%	34.57%	(4.91%)	9.10%